UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts 02109

Registrant ’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments

The Schedule of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2008
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 63.3%
Technology Hardware & Equipment - 7.1%
Apple, Inc. (b)	3,705	$644,485
Cisco Systems, Inc. (b)	18,940	485,622
Hewlett-Packard Company	28,700	1,330,244
IBM Corporation	10,700	1,291,490
Universal Display Corporation (b)	9,000	133,110
		3,884,951
Insurance - 5.8%
American International Group	10,500	485,100
Chubb Corporation	18,670	988,949
Hartford Financial Services Group	10,750	766,153
Philadelphia Consolidated Holding Corporation (b)	12,525	461,922
WR Berkley Corporation	18,000	462,420
		3,164,544
Healthcare Equipment & Services - 5.7%
Baxter International, Inc.	12,600	785,231
Dentsply International, Inc.	6,400	248,768
Gen-Probe, Inc. (b)	2,685	151,327
Hologic, Inc. (b)	21,450	626,126
Medtronic, Inc.	11,250	547,650
St Jude Medical, Inc. (b)	3,700	161,986
UnitedHealth Group, Inc.	17,410	568,088
		3,089,176
Capital Goods - 5.4%
3M Company	8,795	676,336
Emerson Electric Company	9,160	478,702
Illinois Tool Works	13,990	731,537
Koninklijke Philips Electronics NV American Depository Receipt (c)	6,500	244,140
Pentair, Inc.	22,000	810,259
		2,940,974
Renewable Energy & Energy Efficiency - 4.8%
Active Power, Inc. (b)	50,000	68,000
American Superconductor Corporation (b)	8,000	202,240
Amerigon, Inc. (b)	11,500	168,820
Cree, Inc. (b)	7,000	182,000
Evergreen Solar, Inc. (b)	14,000	120,260
First Solar, Inc. (b)	515	150,375
Fuel Systems Solutions, Inc. (b)	9,000	168,030
Itron, Inc. (b)	1,990	185,229
Johnson Controls, Inc.	14,250	502,455
MEMC Electronic Materials, Inc. (b)	3,600	226,692
OM Group, Inc. (b)	4,000	219,040
Ormat Technologies, Inc.	2,400	118,320
SunPower Corporation, Class A (b)	2,400	209,448
Suntech Power Holdings Company Ltd. American Depository Receipt (b)(c)	1,575	70,450
		2,591,359
Pharmaceuticals & Biotechnology - 4.4%
Amgen, Inc. (b)	4,500	188,415
Barr Pharmaceuticals, Inc. (b)	3,090	155,211
Genzyme Corporation (b)	11,600	816,060
Johnson & Johnson	13,640	915,108
Teva Pharmaceutical Industries Ltd. American Depository Receipt (c)	7,085	331,436
		2,406,230
Food & Beverage - 3.5%
General Mills, Inc.	16,900	1,020,760
JM Smucker Company	17,105	853,197
		1,873,957
Telecommunication Services - 3.1%
AT&T, Inc.	24,275	939,685
BT Group PLC American Depository Receipt (c)	10,500	463,470
Telefonica S.A. American Depository Receipt (c)	3,250	280,735
		1,683,890
Software & Services - 3.1%
Adobe Systems, Inc. (b)	4,000	149,160
Microsoft Corporation	31,650	902,658
Oracle Corporation (b)	30,200	629,670
		1,681,488
Diversified Financials - 2.7%
American Express Company	3,980	191,120
Bank of America Corporation	7,470	280,424
Citigroup, Inc.	4,830	122,054
Goldman Sachs Group, Inc. (The)	2,500	478,424
J.P. Morgan Chase & Company	8,070	384,536
		1,456,558
Media - 2.1%
John Wiley & Sons, Inc.	11,875	546,844
McGraw-Hill Companies, Inc.	13,960	572,220
		1,119,064
Semiconductors - 2.0%
Applied Materials, Inc.	31,350	584,991
Intel Corporation	22,000	489,720
		1,074,711
Food & Staples Retailing - 1.8%
Sysco Corporation	31,235	954,854
Automobiles & Components - 1.7%
Toyota Motor Corporation American Depository Receipt (c)	9,340	948,010
Retailing - 1.7%
Advance Auto Parts, Inc.	14,450	501,126
Staples, Inc.	19,750	428,575
		929,701
Household & Personal Products - 1.5%
Church & Dwight Company, Inc.	14,575	828,152
Transportation- 1.4%
FedEx Corporation	695	66,630
United Parcel Service, Inc., Class B	9,900	716,859
		783,489
Banks - 1.2%
Barclays PLC American Depository Receipt (c)	5,000	182,000
Royal Bank of Canada	3,500	167,405
SVB Financial Group (b)	6,600	321,156
		670,561
Materials - 1.2%
Air Products & Chemicals, Inc.	6,500	639,795
Consumer Durables & Apparel - 1.0%
Deckers Outdoor Corporation (b)	1,225	169,136
Jarden Corporation (b)	17,300	368,836
		537,972
Real Estate - 0.8%
Forest City Enterprises, Inc., Class A	4,400	162,536
HCP, Inc.	7,200	257,040
		419,576
Commercial Services & Supplies - 0.7%
Interface, Inc., Class A	30,225	388,089
Consumer Services - 0.5%
Chipotle Mexican Grill, Inc. (b)	3,200	271,904
Healthy Living - 0.1%
Whole Foods Market, Inc.	1,470	47,981
Total Common Stocks
(Cost $32,710,380)		34,386,986

	PRINCIPAL AMOUNT
CORPORATE BONDS & NOTES - 20.7%
Diversified Financials - 5.4%
American General Finance Corporation
5.75%, due 9/15/16	$500,000	464,921
Fleet National Bank
5.75%, due 1/15/09	500,000	506,171
Goldman Sachs Group, Inc.
6.60%, due 1/15/12	500,000	525,094
J.P. Morgan Chase & Company
4.60%, due 1/17/11	500,000	498,893
J.P. Morgan Chase & Company
4.50%, due 1/15/12	500,000	496,814
Lehman Brothers Holdings, Inc.
5.75%, due 5/17/13	400,000	394,559
		2,886,452
Healthcare Equipment & Services - 3.3%
Aetna, Inc.
5.75%, due 6/15/11	595,000	607,166
HCA, Inc.
6.30%, due 10/1/12	1,000,000	942,499
UnitedHealth Group, Inc.
4.875%, due 4/1/13	250,000	238,748
		1,788,413
Telecommunication Services - 2.9%
AT&T Corporation
7.30%, due 11/15/11 (e)	1,000,000	1,076,368
BellSouth Corporation
4.75%, due 11/15/12	500,000	499,691
		1,576,059
Technology Hardware & Equipment - 2.8%
Lexmark International, Inc.
6.75%, due 5/15/08	500,000	500,111
Xerox Corporation
7.625%, due 6/15/13	1,000,000	1,035,039
		1,535,150
Healthy Living - 1.8%
NBTY, Inc.
7.125%, due 10/1/15	1,000,000	965,000
Software & Services - 0.9%
Oracle Corporation
5.00%, due 1/15/11	500,000	512,113
Transportation - 0.9%
Ryder System, Inc.
4.625%, due 4/1/10	500,000	501,798
Consumer Durables & Apparel - 0.9%
Newell Rubbermaid, Inc.
4.00%, due 5/1/10	500,000	494,028
Automobiles & Components - 0.9%
Toyota Motor Credit Corporation
4.125%, due 7/25/17 (c)(e)	500,000	493,632
Banks - 0.9%
M&I Marshall & Ilsley Bank
3.95%, due 8/14/09	500,000	490,548
Total Corporate Bonds & Notes
(Cost $11,323,981)		11,243,193

U.S. GOVERNMENT AGENCIES - 8.7%
Fannie Mae
5.50%, due 3/1/12	261,910	266,347
Fannie Mae
5.05%, due 11/5/12	500,000	507,523
Fannie Mae
5.45%, due 2/28/18	500,000	501,190
Federal Farm Credit Bank
4.50%, due 10/25/11	500,000	521,656
Federal Home Loan Bank
4.265%, due 7/8/15	500,000	498,407
Federal Home Loan Bank
5.20%, due 2/28/18	500,000	503,791
Federal Home Loan Bank
5.25%, due 3/5/18	340,000	342,908
SLM Corporation
4.00%, due 7/25/14 (d)	2,235,000	1,575,071
Total U.S. Government Agencies
(Cost $5,305,821)		4,716,893

SHORT TERM OBLIGATION - 6.9%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 1.05%, dated
04/30/08, due 05/01/08, proceeds $3,752,868 (collateralized by a Federal Home Loan Bank
discount note, 0.00%, due 05/09/2008, value at maturity $3,830,000) (Cost $3,752,760)		3,752,760

TOTAL INVESTMENTS - 99.6%
(Cost $53,092,942)		54,099,832
Other Assets Less Liabilities - 0.4%		213,337
NET ASSETS - 100.0%		$54,313,169

(a)
The cost of investments for federal income tax purposes is $53,096,196 resulting in gross unrealized appreciation and depreciation of $3,898,961 and $2,895,325 respectively, or net unrealized appreciation of $1,003,636.

(b)	Non-income producing security.

(c)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(d)	Floating rate bond. Rate shown is currently in effect at April 30, 2008.

(e)	Step rate bond. Rate shown is currently in effect at April 30, 2008.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2008
(Unaudited)

	SHARES	VALUE
COMMON STOCKS - 99.4%
Technology Hardware & Equipment - 10.9%
3Com Corporation (b)	2,700	$6,453
Adaptec, Inc. (b)	800	2,232
ADC Telecommunications (b)	800	11,216
Apple, Inc. (b)	6,000	1,043,699
Arrow Electronics, Inc. (b)	850	23,129
Cisco Systems, Inc. (b)	40,600	1,040,983
Corning, Inc.	10,700	285,797
Dell, Inc. (b)	13,900	258,957
EMC Corporation (b)	14,350	220,990
Gerber Scientific, Inc. (b)	200	1,854
Hewlett-Packard Company	16,800	778,680
Imation Corporation	200	4,688
Lexmark International, Inc. (b)	650	20,404
Molex, Inc.	1,000	28,380
NetApp, Inc. (b)	2,300	55,660
Palm, Inc.	700	4,032
Plantronics, Inc.	300	7,473
Polycom, Inc. (b)	600	13,440
Qualcomm, Inc.	11,000	475,090
Seagate Technology	3,600	67,932
Sun Microsystems, Inc. (b)	5,375	84,173
Tellabs, Inc. (b)	2,900	14,964
Xerox Corporation	6,300	88,011
		4,538,237
Pharmaceuticals & Biotechnology - 8.1%
Affymetrix, Inc. (b)	500	5,455
Allergan, Inc.	2,050	115,559
Amgen, Inc. (b)	7,450	311,932
Amylin Pharmaceuticals, Inc. (b)	750	20,685
Biogen Idec, Inc. (b)	2,000	121,380
Dionex Corporation (b)	150	11,733
Endo Pharmaceuticals Holdings, Inc. (b)	900	22,347
Forest Laboratories, Inc. (b)	2,100	72,891
Genzyme Corporation (b)	1,800	126,630
Gilead Sciences, Inc. (b)	6,350	328,676
Invitrogen Corporation (b)	300	28,071
Johnson & Johnson	19,300	1,294,836
King Pharmaceuticals, Inc. (b)	1,600	15,024
Merck & Co., Inc.	14,700	559,187
Millipore Corporation (b)	350	24,535
Mylan Laboratories	2,100	27,657
Techne Corporation (b)	250	18,130
Thermo Fisher Scientific, Inc. (b)	2,850	164,930
Waters Corporation (b)	700	43,022
Watson Pharmaceuticals, Inc. (b)	700	21,728
		3,334,408
Diversified Financials - 8.0%
Allied Capital Corporation	1,100	22,110
American Express Company	7,900	379,357
Bank of New York Mellon Corporation (The)	7,757	337,662
Capital One Financial Corporation	2,550	135,150
Charles Schwab Corporation	6,400	138,240
CIT Group, Inc.	1,900	20,691
CME Group, Inc.	370	169,257
Franklin Resources, Inc.	1,100	104,665
J.P. Morgan Chase & Company	23,100	1,100,714
Janus Capital Group, Inc.	1,050	29,463
Medallion Financial Corporation	100	851
Merrill Lynch & Company, Inc.	6,650	331,370
Moody's Corporation	1,450	53,592
Northern Trust Corporation	1,300	96,343
SLM Corporation (b)	3,200	59,296
State Street Corporation	2,600	187,564
T. Rowe Price Group, Inc.	1,800	105,408
Tradestation Group, Inc. (b)	200	1,866
		3,273,599
Banks - 6.9%
Bank of Hawaii Corporation	350	19,191
BB&T Corporation	3,700	126,873
Cathay General Bancorp	300	5,115
Comerica, Inc.	1,000	34,730
Fannie Mae	6,700	189,609
Fifth Third Bancorp	3,600	77,148
First Horizon National Corporation	1,300	14,040
FirstFed Financial Corporation (b)	100	1,528
Freddie Mac	4,450	110,850
Heartland Financial USA, Inc.	100	2,250
KeyCorp	2,700	65,151
M&T Bank Corporation	500	46,615
MGIC Investment Corporation	800	10,424
National City Corporation	5,100	32,130
People's United Financial, Inc.	2,400	40,728
PNC Financial Services Group	2,350	162,973
Popular, Inc.	1,900	23,693
Regions Financial Corporation	4,700	103,024
Sovereign Bancorp, Inc.	2,400	17,928
SunTrust Banks, Inc.	2,350	131,013
Synovus Financial Corporation	2,200	26,048
U.S. Bancorp	11,750	398,207
Wachovia Corporation	14,492	422,441
Wainwright Bank Trust Company	52	556
Washington Mutual, Inc.	7,200	88,488
Wells Fargo & Company	22,450	667,887
		2,818,640
Software & Services - 6.5%
Adobe Systems, Inc. (b)	3,600	134,244
Advent Software, Inc. (b)	100	3,986
Autodesk, Inc. (b)	1,550	58,900
Automatic Data Processing	3,550	156,910
BMC Software, Inc. (b)	1,300	45,188
Compuware Corporation (b)	1,900	14,326
Convergys Corporation (b)	900	14,148
eBay, Inc. (b)	7,550	236,239
Electronic Arts, Inc. (b)	2,200	113,234
Electronic Data Systems Corporation	3,500	64,960
Microsoft Corporation	54,500	1,554,339
Novell, Inc. (b)	2,300	14,444
Paychex, Inc.	2,250	81,833
Red Hat, Inc. (b)	1,300	26,741
Salesforce.com, Inc. (b)	550	36,702
Sapient Corporation (b)	700	4,984
Symantec Corporation (b)	5,750	99,015
Unisys Corporation (b)	2,300	9,568
		2,669,761
Telecommunication Services - 6.2%
AT&T, Inc.	41,125	1,591,948
Citizens Communications Company	2,300	24,656
Sprint Nextel Corporation	19,450	155,406
Telephone & Data Systems, Inc.	700	26,810
Verizon Communications, Inc.	19,550	752,283
		2,551,103
Food & Beverage - 5.3%
Campbell Soup Company	1,500	52,200
Chiquita Brands International (b)	300	6,825
Coca-Cola Company (The)	13,650	803,575
Dean Foods Company (b)	1,000	23,240
Flowers Foods, Inc.	500	12,945
General Mills, Inc.	2,250	135,900
Green Mountain Coffee Roasters, Inc. (b)	100	3,220
H.J. Heinz Company	2,150	101,115
Hershey Company (The)	1,150	42,987
JM Smucker Company	400	19,952
Kellogg Company	1,800	92,106
McCormick & Company, Inc.	850	32,122
Pepsico, Inc.	10,900	746,976
Tootsie Roll Industries, Inc.	212	5,162
Wm. Wrigley Jr. Company	1,450	110,432
		2,188,757
Energy - 5.3%
Apache Corporation	2,250	303,030
Cameron International Corporation (b)	1,500	73,845
Chesapeake Energy Corporation	3,150	162,855
Devon Energy Corporation	3,000	340,199
EOG Recources, Inc.	1,700	221,816
Helmerich & Payne	700	37,625
National Oilwell Varco, Inc. (b)	2,782	190,428
Newfield Exploration Company (b)	900	54,684
Noble Energy, Inc.	1,150	100,050
Pioneer Natural Resources Company	800	46,184
Rowan Companies, Inc.	750	29,243
Smith International, Inc.	1,350	103,289
Spectra Energy Corporation	4,300	106,210
Sunoco, Inc.	800	37,128
Williams Companies, Inc.	4,000	142,000
XTO Energy, Inc.	3,450	213,417
		2,162,003
Household & Personal Products - 5.1%
Alberto-Culver Company	600	15,102
Avon Products, Inc.	2,900	113,158
Church & Dwight Company, Inc.	450	25,569
Clorox Company	950	50,350
Colgate-Palmolive Company	3,450	243,915
Energizer Holdings, Inc. (b)	400	31,624
Estee Lauder Companies, Inc. (The), Class A	750	34,208
Kimberly-Clark Corporation	2,850	182,372
Nu Skin Enterprises, Inc., Class A	300	5,379
Procter & Gamble Company	20,950	1,404,697
		2,106,374
Healthcare Equipment & Services - 4.9%
Baxter International, Inc.	4,350	271,092
Becton Dickinson & Company	1,650	147,510
C.R. Bard, Inc.	700	65,919
CIGNA Corporation	1,900	81,149
Cross Country Healthcare, Inc. (b)	200	2,392
Edwards Lifesciences Corporation (b)	400	22,168
Gen-Probe, Inc. (b)	350	19,726
Health Management Associates, Class A (b)	1,600	11,408
Hill-Rom Holdings, Inc.	400	10,052
Humana, Inc. (b)	1,150	54,959
Idexx Laboratories, Inc. (b)	400	21,280
IMS Health, Inc.	1,200	29,700
Intuitive Surgical, Inc. (b)	250	72,315
Invacare Corporation	200	3,608
McKesson Corporation	1,950	101,634
Medtronic, Inc.	7,600	369,968
Molina Healthcare, Inc. (b)	100	2,483
Patterson Companies, Inc. (b)	850	29,070
Quest Diagnostics	1,050	52,689
St Jude Medical, Inc. (b)	2,300	100,694
Stryker Corporation	1,600	103,728
UnitedHealth Group, Inc.	8,500	277,355
Varian Medical Systems, Inc. (b)	850	39,848
Zimmer Holdings, Inc. (b)	1,600	118,656
		2,009,403
Retailing - 4.1%
Autozone, Inc. (b)	300	36,225
Bed Bath & Beyond, Inc. (b)	1,800	58,500
Best Buy Company, Inc.	2,450	105,399
Carmax, Inc. (b)	1,500	31,125
Charming Shoppes, Inc. (b)	800	4,128
Circuit City Stores, Inc.	1,100	5,214
Family Dollar Stores	1,000	21,400
Foot Locker, Inc.	1,100	13,915
Gap, Inc.	3,050	56,791
Genuine Parts Company	1,150	48,829
Home Depot, Inc.	11,500	331,200
J.C. Penney Company, Inc.	1,500	63,750
Limited Brands	2,100	38,892
Lowe's Companies, Inc.	10,000	251,900
Men's Wearhouse, Inc.	400	10,652
Nordstrom, Inc.	1,250	44,075
Office Depot, Inc. (b)	1,900	24,092
Pep Boys - Manny, Moe & Jack	300	2,676
Radioshack Corporation	900	12,510
Staples, Inc.	4,800	104,160
Target Corporation	5,600	297,528
Tiffany & Company	900	39,186
TJX Companies, Inc.	3,000	96,660
		1,698,807
Capital Goods - 4.1%
3M Company	4,800	369,119
A.O. Smith Corporation	150	4,641
Aecom Technology Corporation (b)	300	8,238
Apogee Enterprises, Inc.	200	4,462
Baldor Electric Company	300	9,720
CLARCOR, Inc.	350	14,686
Cooper Industries, Inc., Class A	1,200	50,868
Cummins, Inc.	1,400	87,710
Deere & Company	2,950	248,006
Donaldson Company, Inc.	500	21,770
EMCOR Group, Inc. (b)	400	10,024
Emerson Electric Company	5,400	282,203
Fastenal Company	850	41,489
GATX Corporation	300	13,200
General Cable Corporation (b)	350	23,450
Graco, Inc.	400	16,564
Granite Construction, Inc.	250	8,575
Hubbell, Inc., Class B	400	17,892
Illinois Tool Works	2,700	141,183
Kadant, Inc. (b)	100	2,608
Lawson Products, Inc.	50	1,269
Lincoln Electric Holdings	300	22,890
Masco Corporation	2,500	45,525
NCI Building Systems, Inc. (b)	100	2,414
Nordson Corporation	250	14,758
Pall Corporation	850	29,555
Quanta Services, Inc. (b)	1,200	31,848
Rockwell Automation, Inc.	1,000	54,230
Simpson Manufacturing Company, Inc.	300	7,917
SPX Corporation	350	43,050
Tennant Company	150	5,120
Thomas & Betts Corporation (b)	350	13,111
Toro Company	250	10,598
Trex Company, Inc. (b)	100	910
W.W. Grainger, Inc.	450	39,020
		1,698,623
Semiconductors - 3.9%
Advanced Micro Devices (b)	4,000	23,840
Analog Devices	2,050	66,031
Applied Materials, Inc.	9,200	171,672
Entegris, Inc. (b)	800	6,032
Intel Corporation	39,400	877,044
Lam Research Corporation (b)	800	32,672
LSI Corporation (b)	4,500	27,900
Micron Technology, Inc. (b)	5,200	40,144
National Semiconductor Corporation	1,500	30,585
Novellus Systems, Inc. (b)	700	15,302
Texas Instruments, Inc.	9,000	262,440
Xilinx, Inc.	2,000	49,540
		1,603,202

Insurance - 3.1%
Aflac, Inc.	3,200	213,344
Ambac Financial Group, Inc.	1,900	8,797
Chubb Corporation	2,500	132,425
Cincinnati Financial Corporation	1,100	39,490
Erie Indemnity Company	300	16,026
Hartford Financial Services Group	2,100	149,667
Lincoln National Corporation	1,800	96,768
Marsh & McLennan Companies	3,500	96,565
MBIA, Inc.	1,400	14,560
Phoenix Companies, Inc. (The)	800	10,400
Principal Financial Group	1,750	93,905
Progressive Corporation	4,600	83,674
Safeco Corporation	650	43,381
Travelers Companies, Inc. (The)	4,250	214,200
Unum Group	2,400	55,704
Wesco Financial Corporation	10	4,331
		1,273,237
Food & Staples Retailing - 3.0%
Costco Wholesale Corporation	3,000	213,750
CVS Caremark Corporation	9,750	393,608
Kroger Company	4,600	125,350
Longs Drugstores Corporation	200	8,012
Safeway, Inc.	3,000	94,800
Supervalu, Inc.	1,400	46,340
Sysco Corporation	4,100	125,337
Walgreen Company	6,800	236,980
		1,244,177
Transportation - 2.7%
Alaska Air Group, Inc. (b)	300	6,444
AMR Corporation (b)	1,700	14,909
Arkansas Best Corporation	200	7,896
Expeditors International Washington, Inc.	1,450	67,556
FedEx Corporation	2,100	201,327
JetBlue Airways (b)	1,200	6,048
Kansas City Southern (b)	500	22,540
Norfolk Southern Corporation	2,600	154,908
Ryder System, Inc.	400	27,388
Southwest Airlines	5,000	66,200
United Parcel Service, Inc., Class B	7,050	510,490
YRC Worldwide, Inc. (b)	400	6,500
		1,092,206
Media - 2.6%
E.W. Scripps Company (The), Class A	600	26,946
Emmis Communications, Class A (b)	200	622
Lee Enterprises, Inc.	300	2,319
McClatchy Company (The)	400	4,200
McGraw-Hill Companies, Inc.	2,200	90,178
Meredith Corporation	250	8,103
New York Times Company, Class A	1,000	19,500
Omnicom Group	2,200	105,028
Scholastic Corporation (b)	200	5,630
Time Warner, Inc.	24,350	361,598
Valassis Communications (b)	300	4,260
Walt Disney Company (The)	12,800	415,103
Washington Post Company, Class B	40	26,224
		1,069,711
Materials - 2.3%
Air Products & Chemicals, Inc.	1,450	142,724
Airgas, Inc.	550	26,472
Bemis Company	700	18,410
Cabot Corporation	450	13,122
Calgon Carbon Corporation (b)	300	4,275
Crown Holdings, Inc. (b)	1,100	29,524
Domtar Corporation (b)	3,500	20,895
Ecolab, Inc.	1,200	55,152
H.B. Fuller Company	400	9,232
Lubrizol Corporation	450	26,244
MeadWestvaco Corporation	1,150	30,245
Minerals Technologies, Inc.	150	10,161
Nalco Holding Company	1,000	22,990
Nucor Corporation	1,950	147,224
Praxair, Inc.	2,150	196,316
Rock-Tenn Company, Class A	200	6,786
Rohm and Hass Company	850	45,433
Schnitzer Steel Industries, Inc., Class A	150	13,200
Sealed Air Corporation	1,100	27,819
Sigma-Aldrich Corporation	900	51,318
Sonoco Products Company	650	21,418
Valspar Corporation	700	15,386
Wausau Paper Corporation	300	2,322
Worthington Industries	500	9,005
		945,673
Consumer Services - 1.6%
Bright Horizons Family Solutions, Inc. (b)	200	9,482
Choice Hotels International, Inc.	200	6,898
Darden Restaurants, Inc.	1,000	35,580
DeVry, Inc.	400	22,800
McDonald's Corporation	7,850	467,703
Starbucks Corporation (b)	5,000	81,150
Wendy's International, Inc.	600	17,400
		641,013
Consumer Durables & Apparel - 1.5%
Black & Decker Corporation	400	26,252
Centex Corporation	800	16,656
Champion Enterprises, Inc. (b)	500	5,160
Coach, Inc. (b)	2,400	85,368
D.R. Horton, Inc.	1,900	29,431
Deckers Outdoor Corporation (b)	100	13,807
Harman International	400	16,348
Hartmarx Corporation (b)	200	528
KB Home	500	11,250
Leggett & Platt, Inc.	1,100	18,260
Liz Claiborne, Inc.	700	12,383
Mattel, Inc.	2,450	45,938
Newell Rubbermaid, Inc.	1,900	39,007
Nike, Inc., Class B	2,600	173,680
Phillips-Van Heusen Corporation	400	16,884
Pulte Homes, Inc.	1,500	19,560
Snap-On, Inc.	400	23,724
Stanley Works (The)	550	26,532
Timberland Company (The) (b)	300	4,380
Tupperware Brands Corporation	400	15,760
Whirlpool Corporation	500	36,390
		637,298
Utilities - 1.0%
AGL Resources, Inc.	500	17,000
Alliant Energy Corporation	750	28,253
Atmos Energy Corporation	600	16,608
Avista Corporation	400	8,212
Cleco Corporation	400	9,604
Energen Corporation	500	34,120
Equitable Resources, Inc.	800	53,096
IDACORP, Inc.	300	9,732
MGE Energy, Inc.	150	5,219
National Fuel Gas Company	550	28,149
Nicor, Inc.	300	10,536
NiSource, Inc.	1,900	34,010
Northwest Natural Gas Company	200	8,974
OGE Energy Corporation	600	19,614
Pepco Holdings, Inc.	1,400	34,874
Questar Corporation	1,150	71,334
Southern Union Company	800	20,496
WGL Holdings	350	11,480
		421,311
Real Estate - 0.7%
CB Richard Ellis Group, Inc., Class A (b)	1,200	27,744
General Growth Properties	1,800	73,728
Jones Lang LaSalle, Inc.	250	19,403
Liberty Property Trust	600	21,018
Maguire Properties, Inc.	300	4,830
ProLogis	1,750	109,567
Regency Centers Corporation	450	32,207
		288,497
Renewable Energy & Energy Efficiency - 0.6%
Energy Conversion Devices (b)	250	8,148
First Solar, Inc. (b)	250	72,998
Itron, Inc. (b)	200	18,616
Johnson Controls, Inc.	4,000	141,039
Ormat Technologies, Inc.	100	4,930
SunPower Corporation, Class A (b)	200	17,454
Zoltek Companies, Inc. (b)	150	4,001
		267,186
Commercial Services & Supplies - 0.6%
Avery Dennison Corporation	700	33,733
Brady Corporation, Class A	350	11,883
Deluxe Corporation	350	7,441
Herman Miller, Inc.	400	9,332
HNI Corporation	300	6,531
IKON Office Solutions, Inc.	800	8,760
Interface, Inc., Class A	400	5,136
Kelly Services	200	4,450
Monster Worldwide, Inc. (b)	850	20,681
Pitney Bowes, Inc.	1,450	52,359
R.R. Donnelley & Sons Company	1,450	44,428
Robert Half International, Inc.	1,100	26,070
Standard Register	100	948
Steelcase, Inc.	500	5,540
		237,292
Automobiles & Components - 0.3%
BorgWarner, Inc.	800	39,320
Harley-Davidson, Inc.	1,650	63,112
Modine Manufacturing Company	200	3,514
Spartan Motors, Inc.	225	2,113
		108,059
Healthy Living - 0.1%
Gaiam, Inc. (b)	100	1,760
Hain Celestial Group, Inc. (The) (b)	250	6,170
United Natural Foods, Inc. (b)	300	5,940
Whole Foods Market, Inc.	950	31,008
		44,878
Total Securities
(Cost $42,030,232)		40,923,455

SHORT TERM OBLIGATION - 0.4%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 1.05%, dated
04/30/08, due 05/01/08, proceeds $145,142 (collateralized by a Freddie Mac Bond, 6.14%, due
07/01/2036, value at maturity $149,705) (Cost $145,138)		145,138

TOTAL INVESTMENTS - 99.8%
(Cost $42,175,370)		41,068,593
Other Assets Less Liabilities - 0.2%		72,313
NET ASSETS - 100.0%		$41,140,906

(a)
The cost of investments for federal income tax purposes is $42,271,399 resulting in gross unrealized appreciation and depreciation of $4,063,610 and $5,266,416 respectively, or net unrealized depreciation of $1,202,806.

(b)	Non-income producing security

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)
Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Trust’s significant accounting policies:

(A)
Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

(B)
Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

(C)
Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 26, 2008

/s/ Bernadette Buck
Bernadette Buck
Treasurer and Principal Financial Officer
June 26, 2008